As filed with the Securities and Exchange Commission on November 3 , 2015

File No. 2-11153

File No. 811-02277

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108	☒

Value Line Income and Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,

New York, New York 10036-6524

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel

Value Line Income and Growth Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524

(Name and Address of Agent for Service)

Copy to:

Peter D. Lowenstein, Esq.

515 West Lyon Farm Drive

Greenwich CT 06831

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of November , 2015.

VALUE LINE INCOME AND GROWTH FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

*	Joyce E. Heinzerling	Director	November 3 , 2015
(Joyce E. Heinzerling)

**	James E. Hillman	Director	November 3 , 2015
(James E. Hillman)

**	Michael Kuritzkes	Director	November 3 , 2015
(Michael Kuritzkes)

*	Francis C. Oakley	Director	November 3 , 2015
(Francis C. Oakley)

*	David H. Porter	Director	November 3 , 2015
(David H. Porter)

*	Paul Craig Roberts	Director	November 3 , 2015
(Paul Craig Roberts)

*	Nancy-Beth Sheerr	Director	November 3 , 2015
(Nancy-Beth Sheerr)

	/s/ Mitchell E. Appel	Director, President and Chief Executive Officer	November 3 , 2015
	(Mitchell E. Appel)	(Principal Executive Officer)

	/s/ Emily D. Washington	Treasurer; Principal Financial	November 3 , 2015
	(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

*	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 96, and incorporated herein by reference.
**	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 104, and incorporated herein by reference.

C-4

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABEL LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE